Stock Options - Schedule of Fair Value of Stock Options (Details) - Black-Scholes Option Pricing Model [Member]	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.46%	3.89%
Expected life (in years)	4.16	5.11
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	112.20%	150.79%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	134.44%	161.87%